Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2022	2023	2024
Deferred revenue - beginning of year	897,288	1,083,249	1,299,943
Additions	24,344,226	28,513,918	38,634,319
Recognition	(24,158,265)	(28,297,224)	(37,835,827)

Deferred revenue - end of year	1,083,249	1,299,943	2,098,435
Less: Deferred revenue, current portion	(389,243)	(630,997)	(1,275,716)

Deferred revenue, non-current portion	694,006	668,946	822,719